Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 21,975,653	$ 25,084,083	$ 405,610
Accounts receivable	2,101,842	449,583	72,844
Inventory	8,474,255	1,195,535	55,923
Prepaids and deposits	8,640,286	1,887,035	82,653
Loan to related party	410,268
Due from related parties			24,280
Total current assets	41,602,304	28,616,236	641,310
Right-of-use assets	16,659,502	5,046,597	393,400
Property and equipment	15,450,608	740,728	309,509
Prepaids and deposits	707,110	779,036
Deferred financing costs	3,924,743
Total assets	78,344,267	35,182,597	1,344,219
Current liabilities
Accounts payable and accrued liabilities	8,109,161	1,871,728	232,306
Deferred revenue	32,137	102,239	7,576
Current portion of lease liabilities	849,935	146,935	135,325
Current portion of loans payable and other liabilities	1,947,642
Contingent considerations	1,048,000
Derivative liabilities	3,942,002
Loans payable and other financing			31,181
Current portion of convertible debentures			329,099
Total current liabilities	15,928,877	2,120,902	735,487
Lease liabilities	16,764,458	5,389,352	257,147
Loans payable and other liabilities	5,474,605	30,000
Convertible debentures			692,166
Total liabilities	38,167,940	7,540,254	1,684,800
Shareholders' equity
Share capital	84,751,366	39,335,150	2,245,422
Equity reserves	26,719,047	5,009,980	272,894
Subscription received and receivable	(3,750)	8,250
Accumulated other comprehensive income	(12,716)	6,660
Deficit	(71,277,620)	(16,717,697)	(2,858,897)
Total shareholders' equity	40,176,327	27,642,343	(340,581)
Total liabilities and shareholders' equity	$ 78,344,267	$ 35,182,597	$ 1,344,219